Segment Reporting (Details) - Schedule of Segments - Revenue [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue from Online Education Service
Revenue from B2B2C Service	$ 6,875,040	$ 10,358,996	$ 10,154,357
Revenue from B2C Service	137,412	149,877	1,014,815
Revenue from Technological Development and Operation Service	210,768	183,740	305,176
Total	$ 7,223,220	$ 10,692,613	$ 11,474,348